Statements of Changes in Partners' Capital - USD ($)	Total	Limited Partners [Member]	General Partner [Member]	Ceres Tactical Currency L.P. [Member]	Ceres Tactical Currency L.P. [Member] Limited Partners [Member]	Ceres Tactical Currency L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] General Partner [Member]
Partners' Capital, balance at Dec. 31, 2013	$ 146,526,745	$ 144,651,488	$ 1,875,257	$ 17,969,072	$ 17,703,845	$ 265,227	$ 134,945,871	$ 133,281,088	$ 1,664,783	$ 52,940,916	$ 52,246,247	$ 694,669
Units of Partnership Interest, balance at Dec. 31, 2013	5,533,635.686			2,430,680.684			8,153,402.231			3,880,571.388
Net income (loss)	$ 13,219,168	13,077,451	141,717	$ 1,907,525	1,885,964	21,561	$ 14,437,789	14,253,756	184,033	$ 704,266	677,750	26,516
Redemptions	$ (41,863,122)	(41,159,081)	(704,041)	$ (6,107,266)	(5,966,722)	(140,544)	$ (40,034,863)	(39,409,151)	(625,712)	$ (17,938,795)	(17,617,098)	(321,697)
Redemptions (in units)	(1,628,161.859)			(809,451.717)			(2,418,876.856)			(1,258,760.348)
Partners' Capital, balance at Dec. 31, 2014	$ 117,882,791	116,569,858	1,312,933	$ 13,769,331	13,623,087	146,244	$ 109,348,797	108,125,693	1,223,104	$ 35,706,387	35,306,899	399,488
Units of Partnership Interest, balance at Dec. 31, 2014	3,905,473.827			1,621,228.967			5,734,525.375			2,621,811.04
Net income (loss)	$ (7,794,865)	(7,708,901)	(85,964)	$ 2,142,217	2,117,657	24,560	$ (316,579)	(316,282)	(297)	$ (5,141,684)	(5,083,147)	(58,537)
Redemptions	$ (17,234,476)	(17,077,785)	(156,691)	$ (2,643,888)	(2,628,888)	(15,000)	$ (18,648,297)	(18,471,604)	(176,693)	$ (6,003,819)	(5,954,654)	(49,165)
Redemptions (in units)	(581,296.746)			(283,314.561)			(966,136.869)			(493,437.517)
Partners' Capital, balance at Dec. 31, 2015	$ 92,853,450	91,783,172	1,070,278	$ 13,267,660	13,111,856	155,804	$ 90,383,921	89,337,807	1,046,114	$ 24,560,884	24,269,098	291,786
Units of Partnership Interest, balance at Dec. 31, 2015	3,324,177.081			1,337,914.406			4,768,388.506			2,128,373.523
Net income (loss)	$ (13,018,121)	(12,878,829)	(139,292)	$ (1,173,481)	(1,159,922)	(13,559)	$ (5,630,138)	(5,571,004)	(59,134)	$ (1,061,918)	(1,051,357)	(10,561)
Redemptions	$ (19,844,931)	(19,574,931)	(270,000)	$ (2,999,184)	(2,969,002)	(30,182)	$ (21,883,242)	(21,582,969)	(300,273)	$ (7,670,325)	(7,565,285)	(105,040)
Redemptions (in units)	(775,339.47)			(309,085.519)			(1,193,580.108)			(679,343.846)
Partners' Capital, balance at Dec. 31, 2016	$ 59,990,398	$ 59,329,412	$ 660,986	$ 9,094,995	$ 8,982,932	$ 112,063	$ 62,870,541	$ 62,183,834	$ 686,707	$ 15,828,641	$ 15,652,456	$ 176,185
Units of Partnership Interest, balance at Dec. 31, 2016	2,548,837.611			1,028,828.887			3,574,808.398			1,449,029.677